Basis of presentation (Details)	6 Months Ended
Jun. 30, 2022
Statement [Line Items]
Beneficial interest	100.00%
North Country Gold Corp
Statement [Line Items]
Place of incorporation	BC, Canada
Funtional currency	CAD
Beneficial interest	100.00%
Eastmain Resources Inc.
Statement [Line Items]
Place of incorporation	ON, Canada
Funtional currency	CAD
Beneficial interest	100.00%
Eastmain Mines Inc.
Statement [Line Items]
Place of incorporation	Canada
Funtional currency	CAD
Beneficial interest	100.00%
Fury Gold USA Limited
Statement [Line Items]
Place of incorporation	Delaware, U.S.A.
Funtional currency	USD
Beneficial interest	100.00%